Cover	Nov. 14, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2024
Entity File Number	001-42190
Entity Registrant Name	Grafiti Holding Inc.
Entity Central Index Key	0002000640
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	704 Alexander Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6A 1E3
City Area Code	(646)
Local Phone Number	755-7412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	DMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Grafiti Holding Inc.
Entity Address, Address Line Two	268 Bath Road
Entity Address, City or Town	Slough
Entity Address, Country	GB
Entity Address, Postal Zip Code	4DXUK